Convertible Promissory Notes	12 Months Ended
Dec. 31, 2019
Convertible Promissory Notes
Convertible Promissory Notes

7.    Convertible Promissory Notes

Beginning in December 2019, DraftKings issued subordinated convertible promissory notes to certain investors (the “Convertible Notes”). The aggregate principal amount outstanding under the Convertible Notes was approximately $69,123 (the “Convertible Notes”). Interest accrues on the Convertible Notes at a rate of 10% per annum and is automatically capitalized and added to the outstanding principal amount of each Convertible Note on each anniversary of the date of issuance of such Convertible Note. The Convertible Notes may only be prepaid with the consent of the holders of a majority of the then-outstanding principal amount (the “Majority Holders”). In connection with issuance of the Convertible Notes, the Company incurred fees in the amount of 1.5% of the gross proceeds, payable to a related party as described in Note 12. These fees are capitalized as debt issuance costs and are recorded in the convertible promissory notes in the consolidated balance sheets. The amount owed to the related party is recorded in accounts payable and accrued expenses in the consolidated balance sheets.

The Convertible Notes automatically convert into equity upon (i) a business combination transaction that results in common shares of DraftKings, its successor or a new parent company being listed on a national securities exchange (a “Qualified Business Combination”), (ii) the issuance of equity securities of DraftKings that results in DraftKings receiving a minimum of  $100,000 in proceeds (a “Qualified Financing”) or (iii) an initial public offering of the equity securities of DraftKings pursuant to a registration statement under the Securities Act of 1933, as amended (an “IPO”). In the case of a Qualified Business Combination, the outstanding principal and interest on the Convertible Notes will convert into listed common shares of DraftKings, its successor or the new parent entity, as applicable, at a price per share equal to (i) in the case of the closing of the Private Investment in Public Entity (“PIPE”) Transaction, the price paid by the cash investors purchasing PIPE Shares in the PIPE Transaction and (ii) in all other cases, the volume weighted average trading price of such shares for the five consecutive trading days ending on the trading day immediately preceding the closing of the Qualified Business Combination. In the case of a Qualified Financing, the outstanding principal and interest on the Convertible Notes will convert into the equity securities sold to the cash investors in such Qualified Financing, at a price per share equal to the price paid by the cash investors in such Qualified Financing. In the case of an IPO, the outstanding principal and interest on the Convertible Notes will convert into the equity securities sold in such IPO, at a price per share equal to the initial public offering price.

At the election of the Majority Holders, the Convertible Notes are convertible into equity upon the issuance of equity securities of DraftKings that results in DraftKings receiving less than $100,000 in proceeds (a “Non- Qualified Financing”). In the case of a Non-Qualified Financing, the outstanding principal and interest on the Convertible Notes will convert into the equity securities sold to the cash investors in such Non-Qualified Financing, at a price per share equal to the price paid by the cash investors in such Non-Qualified Financing.

In the event of a combination, consolidation or merger, other than a Qualified Business Combination, or a transfer of more than 50% of the voting power of DraftKings’ stock to stockholders that were not stockholders on the date of issuance of the Convertible Notes, the Company will be obligated to repay the Convertible Notes, an amount equal to the outstanding principal and interest, plus a prepayment premium equal to 15% of the original principal amount.

In addition to the foregoing, in the event that the Convertible Notes remain outstanding on December 16, 2022 (the “CN Maturity Date”), the Convertible Notes will convert as of the CN Maturity Date into shares of a newly created series of DraftKings’ preferred stock having substantially the same rights, privileges and preferences as DraftKings’ existing Series F Preferred Stock at a conversion price equal to $3.31 (as adjusted for any stock split, stock dividend, combination, recapitalization or similar transaction).

The Convertible Notes are subordinated to the Credit Agreement and any indebtedness or debentures, notes or other such indebtedness issued in exchange for the Credit Agreement, pursuant to a subordination agreement entered into by and among the holders of the Convertible Notes, DraftKings and Pacific Western Bank.

The Convertible Notes have a provision requiring the repayment of the notes at a premium upon a change of control, which constitutes an embedded compound derivative that is being accounted for separately. Each reporting period, the Company will record the derivative liability at fair value, with any changes in fair value recorded in the consolidated statements of operations. The Company determined that the fair value of this embedded compound derivative was $457 at December 31, 2019. The derivative was recorded as a debt discount and will be amortized as interest expense using the effective interest method. The Company recorded total interest expense of  $276 for the year ended December 31, 2019.